ENTITY WIDE DISCLOSURES (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details) - Revenue [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Product Information [Line Items]
Sales of manufactured products	19.50%	12.00%	14.60%
Customer B [Member]
Product Information [Line Items]
Sales of manufactured products	11.50%	9.30%	10.20%